Schedule of Investments (unaudited) February 29, 2024	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

New Jersey — 89.7%

Corporate — 8.0%
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	$510	$513,286
New Jersey Economic Development Authority, RB, AMT, 4.00%, 08/01/59	4,200	3,725,207
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	1,360	1,267,589
3.50%, 04/01/42	720	646,333
AMT, 3.75%, 11/01/34(a)	5,000	5,065,302
AMT, 3.00%, 08/01/41	5,670	4,671,919
AMT, 3.00%, 08/01/43	5,600	4,498,481
Series A, AMT, 2.20%, 10/01/39(a)	3,880	3,451,399

		23,839,516

County/City/Special District/School District — 11.6%
Carlstadt School District, Refunding GO, 4.00%, 05/01/30	1,415	1,416,799
City of East Orange New Jersey, Refunding GO, (AGM), 3.00%, 09/15/31	2,200	2,124,443
Clifton Board of Education, GO
(AGM), 2.00%, 08/15/41	1,630	1,137,887
(AGM), 2.25%, 08/15/46	1,850	1,215,507
County of Bergen New Jersey, Refunding GO, 3.00%, 07/15/38	1,070	988,740
Essex County Improvement Authority, Refunding RB, (NPFGC GTD), 5.50%, 10/01/29	1,500	1,729,655
Ewing Township Board of Education, GO
4.00%, 07/15/38	920	939,906
4.00%, 07/15/39	740	752,142
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	1,440	1,475,867
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24(b)	115	115,252
Lenape Regional High School District, GO, (AGM), 3.50%, 01/01/39	3,400	3,231,191
Monmouth Regional High School District, GO, 3.00%, 02/01/34	1,260	1,216,361
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(c)	2,040	2,265,148
5.00%, 06/15/43	1,955	2,061,059
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	1,867	1,889,630
Newark Board of Education, Refunding GO, Sustainability Bonds, (BAM), 3.00%, 07/15/39	630	540,278
Township of Bloomfield New Jersey, Refunding GO, 3.00%, 02/01/33	1,040	1,013,992
Township of Irvington New Jersey, Refunding GO, Series A, (AGM SAW), 5.00%, 07/15/24(c)	2,445	2,461,042
Township of Monroe New Jersey/Middlesex County, Refunding GO
3.00%, 06/01/37	385	356,777
3.00%, 06/01/38	410	373,117
Union County Utilities Authority, Refunding RB
Series A, AMT, (GTD), 4.75%, 12/01/31	1,205	1,206,415
Series A, AMT, (GTD), 5.25%, 12/01/31	5,965	5,974,205

		34,485,413

Security	Par (000)	Value

Education — 17.4%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	$1,250	$1,208,672
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/52	220	238,109
Gloucester County Improvement Authority, RB, 5.00%, 07/01/44	530	537,471
Middlesex County Improvement Authority, RB, 5.00%, 08/15/53	625	680,791
New Jersey Economic Development Authority, RB
Series A, 5.00%, 07/01/27(d)	140	138,750
Series A, 5.13%, 11/01/29(d)	100	99,429
Series A, 5.25%, 07/01/37(d)	470	457,223
Series A, 6.25%, 11/01/38(d)	210	215,029
Series A, 5.00%, 06/15/39(d)	825	816,070
Series A, 5.38%, 07/01/47(d)	815	744,038
Series A, 5.00%, 12/01/48	2,190	2,230,679
Series A, 5.00%, 06/15/49(d)	135	125,173
Series A, 5.00%, 01/01/50	265	239,745
Series A, 5.00%, 07/01/50	200	192,847
Series A, 6.50%, 11/01/52(d)	1,210	1,222,486
Series A, 5.25%, 11/01/54(d)	1,100	935,225
Series AAA, 5.00%, 12/15/26(c)	1,990	2,109,656
Series DDD, 5.00%, 06/15/27(c)	3,000	3,219,076
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	2,760	2,869,662
(AGM), 5.00%, 06/01/42	690	710,662
Series A, 4.75%, 08/01/24(d)	55	54,791
Series A, 5.63%, 08/01/34(d)	250	250,545
Series A, 5.00%, 09/01/37(d)	315	304,298
Series A, 5.88%, 08/01/44(d)	430	430,175
Series A, 5.13%, 09/01/52(d)	1,000	884,450
Series PP, 4.00%, 06/15/24(c)	4,875	4,885,945
New Jersey Educational Facilities Authority, RB 5.25%, 03/01/54(e)	8,630	9,774,187
Series A, 5.25%, 09/01/53	655	711,926
Series C, (AGM), 3.25%, 07/01/49	290	218,680
Series C, (AGM), 4.00%, 07/01/50	245	240,004
New Jersey Educational Facilities Authority, Refunding RB
Series A, 5.00%, 07/01/33	2,005	2,013,520
Series B, 5.00%, 07/01/32	2,465	2,579,760
Series H, (AGM), 4.00%, 07/01/39	715	720,337
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 4.00%, 12/01/44	425	402,164
Sub-Series C, AMT, 4.00%, 12/01/48	700	621,620
Series C, AMT, Subordinate, 5.00%, 12/01/53	265	255,156
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	950	944,536
Sub-Series C, AMT, 3.63%, 12/01/49	1,065	863,961
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,075	1,100,435
New Jersey Institute of Technology, RB, Series A, 5.00%, 07/01/40	5,000	5,129,805

		51,377,088

Health — 11.7%
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	270	261,295
5.00%, 01/01/39	520	467,850

1

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
New Jersey Economic Development Authority, Refunding RB (continued)
5.00%, 01/01/49	$500	$408,133
New Jersey Health Care Facilities Financing Authority, RB
2.80%, 07/01/33(a)	4,700	4,700,000
5.00%, 07/01/42	3,000	3,097,931
2.38%, 07/01/46	3,740	2,441,751
3.00%, 07/01/51	7,905	6,057,643
Series A, 5.25%, 07/01/35	1,460	1,462,296
Series A, 5.00%, 07/01/39	1,150	1,156,377
Series A, 5.00%, 07/01/43	1,535	1,542,183
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/24(c)	2,950	2,967,205
5.00%, 07/01/29	285	285,349
5.00%, 07/01/34	1,000	1,046,933
4.00%, 07/01/41	1,000	1,006,181
Series A, 4.00%, 07/01/32	2,300	2,352,463
Series A, 5.00%, 07/01/37	5,000	5,279,074

		34,532,664

Housing — 3.2%
New Jersey Housing & Mortgage Finance Agency, RB, 5.25%, 12/20/65	345	359,688
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series H, Sustainability Bonds, 2.15%, 10/01/41	910	654,598
Series H, Sustainability Bonds, 2.30%, 10/01/46	680	469,609
Series H, Sustainability Bonds, 2.40%, 04/01/52	680	470,438
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, (HUD SECT 8), 2.45%, 11/01/45	240	164,154
Series A, 4.00%, 11/01/48	150	139,190
Series A, (HUD SECT 8), 2.55%, 11/01/50	220	145,016
Series A, 4.10%, 11/01/53	100	90,932
Series A, (HUD SECT 8), 2.63%, 11/01/56	220	138,472
Series A, Sustainability Bonds, (HUD SECT 8), 2.25%, 11/01/36	350	287,251
Series A, Sustainability Bonds, (HUD SECT 8), 2.65%, 11/01/46	350	249,606
Series A, Sustainability Bonds, (HUD SECT 8), 2.70%, 11/01/51	350	236,187
Series A, Sustainability Bonds, (HUD SECT 8), 2.75%, 11/01/56	350	228,097
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	900	845,878
Series E, 2.25%, 10/01/40	680	502,272
Series E, 2.40%, 10/01/45	515	384,171
Newark Housing Authority, RB, M/F Housing
Series A, 5.00%, 12/01/30	1,640	1,641,964
Series A, 4.38%, 12/01/33	2,515	2,516,454

		9,523,977

State — 11.2%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	1,020	1,027,108
5.25%, 11/01/44	590	592,991
Class D, (AGM), 4.00%, 11/01/34	500	501,988
Garden State Preservation Trust, RB
Series A, (AGM), 5.75%, 11/01/28	2,565	2,750,724
Series B, (AGM), 0.00%, 11/01/24(f)	10,000	9,783,421

Security	Par (000)	Value

State (continued)
Garden State Preservation Trust, RB (continued)
Series B, (AGM), 0.00%, 11/01/27(f)	$4,135	$3,680,945
New Jersey Economic Development Authority, RB 4.00%, 06/15/49	1,190	1,134,382
Series A, 5.00%, 06/15/42	4,000	4,186,391
Series B, 6.50%, 04/01/31	1,475	1,485,522
New Jersey Economic Development Authority, Refunding RB
Sub-Series A, 5.00%, 07/01/33	125	129,210
Sub-Series A, 4.00%, 07/01/34	305	312,302
New Jersey Educational Facilities Authority, RB, Series A, 5.00%, 09/01/33	1,750	1,766,017
New Jersey Health Care Facilities Financing Authority, RB, 5.00%, 09/15/29	2,000	2,001,955
State of New Jersey, GO
2.00%, 06/01/37	2,000	1,518,082
5.00%, 06/01/38	2,000	2,169,314

		33,040,352

Tobacco — 1.3%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,000	1,023,541
Series A, 5.25%, 06/01/46	1,000	1,036,457
Sub-Series B, 5.00%, 06/01/46	1,865	1,898,385

		3,958,383

Transportation — 22.6%
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	2,200	2,417,692
AMT, (AGM), 5.13%, 01/01/39	1,000	1,000,127
AMT, (AGM), 5.13%, 07/01/42	1,000	1,000,758
AMT, 5.38%, 01/01/43	905	905,622
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/33	550	602,346
5.00%, 06/15/42	210	230,839
5.25%, 06/15/46	210	232,224
Class BB, 5.00%, 06/15/36	1,250	1,415,044
Class BB, 4.00%, 06/15/37	700	725,867
Class BB, 4.00%, 06/15/50	650	617,598
Series A, 5.00%, 06/15/30	1,250	1,306,497
Series A, 0.00%, 12/15/32(f)	10,000	7,486,278
Series AA, 4.00%, 06/15/36	1,435	1,491,996
Series AA, 4.00%, 06/15/45	1,775	1,746,514
Series AA, 5.00%, 06/15/45	3,500	3,680,151
Series AA, 4.00%, 06/15/50	4,000	3,814,851
Series BB, 4.00%, 06/15/44	2,335	2,310,749
Series BB, 4.00%, 06/15/50	1,500	1,428,732
Series BB, 5.25%, 06/15/50	5,125	5,629,275
New Jersey Transportation Trust Fund Authority, RB, CAB(f)
Series A, 0.00%, 12/15/35	8,900	5,793,604
Series A, 0.00%, 12/15/38	10,000	5,485,471
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/31	2,730	2,845,292
Series A, 5.00%, 12/15/35	455	494,699
Series A, 4.00%, 06/15/36	1,700	1,770,562
Series A, 5.25%, 06/15/41	1,000	1,139,830
Series AA, 4.25%, 06/15/44	1,545	1,562,699
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/42	1,000	1,023,357
Series E, 5.00%, 01/01/45	2,000	2,024,253
New Jersey Turnpike Authority, Refunding RB Series A, (BHAC-CR AGM), 5.25%, 01/01/30	1,000	1,144,866

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New Jersey Turnpike Authority, Refunding RB (continued)
Series A, 4.00%, 01/01/39	$1,000	$1,038,189
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/42	2,380	2,444,256
South Jersey Transportation Authority, Refunding RB
Series A, 5.00%, 11/01/32	440	443,178
Series A, 5.00%, 11/01/33	250	251,807
Series A, 5.00%, 11/01/39	1,500	1,482,993

		66,988,216

Utilities — 2.7%
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/44	7,695	7,743,887
New Jersey Infrastructure Bank, RB, Sustainability Bonds, 2.00%, 09/01/43	240	160,980

		7,904,867

Total Municipal Bonds in New Jersey		265,650,476

New York — 5.2%

Transportation — 5.2%
Port Authority of New York & New Jersey, ARB
Series 93, 6.13%, 06/01/94	1,000	1,008,443
AMT, 5.00%, 11/01/30	1,000	1,089,176
AMT, 5.00%, 11/01/33	495	535,371
Series 218, AMT, 5.00%, 11/01/32	1,495	1,621,406
Series 221, AMT, 4.00%, 07/15/50	1,335	1,269,905
Port Authority of New York & New Jersey, Refunding ARB
Series 205, 5.00%, 11/15/47	1,975	2,060,644
AMT, 5.00%, 01/15/47	2,000	2,130,676
186th Series, AMT, 5.00%, 10/15/44	3,000	3,015,941
Port Authority of New York & New Jersey, Refunding RB
223rd Series, AMT, 4.00%, 07/15/46	1,755	1,681,030
Series 223, AMT, 4.00%, 07/15/41	725	708,753
Series 238, AMT, 5.00%, 07/15/39	330	363,633

Total Municipal Bonds in New York		15,484,978

Pennsylvania — 0.9%

Transportation — 0.9%
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	1,130	1,185,184
Delaware River Port Authority, RB, 5.00%, 01/01/40	1,500	1,501,886

Total Municipal Bonds in Pennsylvania		2,687,070

Puerto Rico — 3.2%

State — 3.2%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,044	1,160,455

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	$2,932	$2,909,362
Series A-2, Restructured, 4.78%, 07/01/58	1,518	1,506,648
Series A-2, Restructured, 4.33%, 07/01/40	410	407,480
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(f)
Series A-1, Restructured, 0.00%, 07/01/46	9,847	3,199,751
Series B-1, Restructured, 0.00%, 07/01/46	567	184,161

Total Municipal Bonds in Puerto Rico		9,367,857

Total Long-Term Investments — 99.0% (Cost: $291,028,377)		293,190,381

	Shares

Short-Term Securities

Money Market Funds — 3.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 2.97%(g)(h)	11,165,794	11,166,910

Total Short-Term Securities — 3.8% (Cost: $11,165,222)		11,166,910

Total Investments — 102.8% (Cost: $302,193,599)		304,357,291

Liabilities in Excess of Other Assets — (2.8)%		(8,257,946)

Net Assets — 100.0%		$296,099,345

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	When-issued security.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) February 29, 2024	BlackRock New Jersey Municipal Bond Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$26,896,116	$—	$(15,730,733)	(a)	$2,562	$(1,035)	$11,166,910	11,165,794	$439,390	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$293,190,381	$—	$293,190,381
Short-Term Securities
Money Market Funds	11,166,910	—	—	11,166,910

	$11,166,910	$293,190,381	$—	$304,357,291

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

GO	General Obligation Bonds

GTD	GTD Guaranteed

Portfolio Abbreviation (continued)

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

S C H E D U L E O F I N V E S T M E N T S	4